General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
General and administrative expenses
Schedule of general and administrative expenses

	2022	2021	2020
	US $ in millions

Salaries and related expenses	238.8	193.0	115.3
Office equipment and maintenance	22.1	15.1	11.6
Depreciation and amortization	26.0	22.9	22.5
Consulting, legal fees and insurance	22.4	19.9	4.1
Travel and vehicle expenses	5.7	2.0	1.7
Other	23.3	14.8	8.0
	338.3	267.7	163.2